EQUITY - Cash dividends (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
EQUITY
Cash dividends			$ 7,269,978	¥ 50,000,000
Payments of dividends	$ 1,188,884	$ 2,170,273
Dividends payable	$ 0	$ 1,255,375			¥ 8,000,000	¥ 8,000,000